Investments Components of Net Investment Income (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income	$ 454.6	$ 408.4	$ 422.0
Investment expenses	(22.8)	(18.9)	(18.8)
Net investment income	431.8	389.5	403.2
Fixed maturities
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income	357.7	321.9	338.0
Fixed maturities | U.S. government obligations
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income	28.3	46.2	50.2
Fixed maturities | State and local government obligations
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income	60.7	50.1	48.0
Fixed maturities | Foreign government obligations
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income	0.4	0.4	0.2
Fixed maturities | Corporate debt securities
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income	102.4	82.1	98.8
Fixed maturities | Residential mortgage-backed securities
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income	52.2	44.9	28.1
Fixed maturities | Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member]
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income	2.1	0.0	0.0
Fixed maturities | Commercial mortgage-backed securities
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income	74.6	66.0	74.8
Fixed maturities | Other asset-backed securities
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income	22.0	16.7	16.7
Fixed maturities | Redeemable preferred stocks
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income	15.0	15.5	21.2
Equity securities | Nonredeemable preferred stocks
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income	43.7	38.6	36.2
Equity securities | Common equities
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income	51.0	46.6	45.8
Short-term investments
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income	$ 2.2	$ 1.3	$ 2.0